Land use right, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Land use right, net
Land use right	¥ 101,007	$ 14,227	¥ 101,007
Less: Accumulated amortization	(10,478)	(1,476)	(8,417)
Net book value	¥ 90,529	$ 12,751	¥ 92,590